Reporting Entity	12 Months Ended
Jun. 30, 2021
Reporting Entity [Abstract]
Reporting Entity

Note 1 Reporting Entity

Opthea Limited (the Company) is a listed public company incorporated in Australia. The address of its registered office and principal place of business is: Suite 0403, Level 4, 650 Chapel Street, South Yarra, VIC 3141, Australia. These consolidated financial statements comprise the Company and its subsidiaries (together referred to as the Group). The Group’s principal activity is the development of new drugs for the treatment of eye diseases.